Subsidiary Guarantor Information - Supplemental Statement of Financial Position (Detail) - MXN ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 41,535,969	$ 39,989,781	$ 37,261,081	$ 60,621,631
Trade and other accounts receivable, derivative financial instruments and other current assets	286,501,734	237,264,297
Accounts receivable—inter-company	0	0
Inventories	83,141,990	52,605,661
Total current assets	411,179,693	329,859,739	294,663,393
Long-term receivables—intercompany	0	0
Investments in joint ventures and associates	8,617,412	12,015,129
Wells, pipelines, properties, plant and equipment-net	1,303,450,733	1,276,129,521	1,215,646,670
Long-term notes receivables	858,648	886,827
Right of use	56,970,930	59,195,257
Deferred taxes	85,128,031	108,529,199
Intangible assets	23,003,774	22,775,784
Long-term portion of Government Bonds	110,783,999	111,512,962
Other assets	37,026,758	7,583,510
Total assets	2,037,019,978	1,928,487,928
Current liabilities
Current portion of long-term debt	503,054,910	391,097,267
Accounts payable-inter-company	0	0
Other current liabilities	369,523,536	381,312,804
Total current liabilities	872,578,446	772,410,071	562,865,473
Long-term debt	1,776,848,493	1,867,630,050
Long-term payables-inter-company	0	0
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes	1,460,852,996	1,693,174,837
Total liabilities	4,110,279,935	4,333,214,958
Equity (deficit), net	(2,073,259,957)	(2,404,727,030)	(2,531,377,503)	(1,931,409,302)
Total liabilities and equity	2,037,019,978	1,928,487,928
Petroleos Mexicanos [member]
Current assets
Cash and cash equivalents	15,086,771	9,394,220	12,945,785	28,234,857
Trade and other accounts receivable, derivative financial instruments and other current assets	36,859,198	46,962,377
Accounts receivable—inter-company	952,064,764	800,429,251
Inventories	970,258	889,543
Total current assets	1,004,980,991	857,675,391
Long-term receivables—intercompany	1,736,131,257	1,824,398,719
Investments in joint ventures and associates	(1,166,598,920)	(1,358,455,811)
Wells, pipelines, properties, plant and equipment-net	8,078,854	8,548,022
Long-term notes receivables	(84)	1,999
Right of use	849,593	759,133
Deferred taxes	49,887,093	59,277,027
Intangible assets	139,321	25,650
Long-term portion of Government Bonds	110,783,999	111,512,962
Other assets	0	0
Total assets	1,744,252,104	1,503,743,092
Current liabilities
Current portion of long-term debt	453,506,671	334,770,935
Accounts payable-inter-company	1,299,462,555	1,360,720,755
Other current liabilities	16,798,227	18,629,284
Total current liabilities	1,769,767,453	1,714,120,974
Long-term debt	1,737,685,333	1,825,964,253
Long-term payables-inter-company	0	0
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes	310,320,676	368,754,587
Total liabilities	3,817,773,462	3,908,839,814
Equity (deficit), net	(2,073,521,358)	(2,405,096,722)
Total liabilities and equity	1,744,252,104	1,503,743,092
Subsidiary guarantors [member]
Current assets
Cash and cash equivalents	6,892,997	4,970,074	4,868,155	4,826,057
Trade and other accounts receivable, derivative financial instruments and other current assets	165,218,269	139,800,991
Accounts receivable—inter-company	1,070,252,664	1,061,537,492
Inventories	52,132,730	41,946,007
Total current assets	1,294,496,660	1,248,254,564
Long-term receivables—intercompany	0	0
Investments in joint ventures and associates	99,149,864	45,295,025
Wells, pipelines, properties, plant and equipment-net	1,216,736,628	1,209,708,979
Long-term notes receivables	858,732	884,828
Right of use	54,848,216	56,949,499
Deferred taxes	31,863,657	45,431,025
Intangible assets	21,777,274	21,639,537
Long-term portion of Government Bonds	0	0
Other assets	941,913	780,426
Total assets	2,720,672,944	2,628,943,883
Current liabilities
Current portion of long-term debt	2,623,808	6,642,039
Accounts payable-inter-company	763,863,075	552,292,445
Other current liabilities	295,764,819	325,647,266
Total current liabilities	1,062,251,702	884,581,750
Long-term debt	26,098,811	27,513,661
Long-term payables-inter-company	1,736,935,797	1,825,630,931
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes	1,140,314,227	1,315,022,188
Total liabilities	3,965,600,537	4,052,748,530
Equity (deficit), net	(1,244,927,593)	(1,423,804,647)
Total liabilities and equity	2,720,672,944	2,628,943,883
Non-guarantor subsidiaries [member]
Current assets
Cash and cash equivalents	19,556,201	25,625,487	19,447,141	27,560,717
Trade and other accounts receivable, derivative financial instruments and other current assets	84,424,267	50,500,929
Accounts receivable—inter-company	134,804,673	131,931,674
Inventories	30,039,002	9,770,111
Total current assets	268,824,143	217,828,201
Long-term receivables—intercompany	726,859	988,069
Investments in joint ventures and associates	73,380,993	75,662,389
Wells, pipelines, properties, plant and equipment-net	78,635,251	57,872,520
Long-term notes receivables	0	0
Right of use	1,273,121	1,486,625
Deferred taxes	3,377,281	3,821,147
Intangible assets	1,087,179	1,110,597
Long-term portion of Government Bonds	0	0
Other assets	36,084,845	6,803,084
Total assets	463,389,672	365,572,632
Current liabilities
Current portion of long-term debt	46,924,431	49,684,293
Accounts payable-inter-company	91,718,383	78,413,852
Other current liabilities	56,960,490	37,036,254
Total current liabilities	195,603,304	165,134,399
Long-term debt	13,064,349	14,152,136
Long-term payables-inter-company	2,000,407	2,227,221
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes	10,218,093	9,398,062
Total liabilities	220,886,153	190,911,818
Equity (deficit), net	242,503,519	174,660,814
Total liabilities and equity	463,389,672	365,572,632
Eliminations [member]
Current assets
Cash and cash equivalents	0	0	$ 0	$ 0
Trade and other accounts receivable, derivative financial instruments and other current assets	0	0
Accounts receivable—inter-company	(2,157,122,101)	(1,993,898,417)
Inventories	0	0
Total current assets	(2,157,122,101)	(1,993,898,417)
Long-term receivables—intercompany	(1,736,858,116)	(1,825,386,788)
Investments in joint ventures and associates	1,002,685,475	1,249,513,526
Wells, pipelines, properties, plant and equipment-net	0	0
Long-term notes receivables	0	0
Right of use	0	0
Deferred taxes	0	0
Intangible assets	0	0
Long-term portion of Government Bonds	0	0
Other assets	0	0
Total assets	(2,891,294,742)	(2,569,771,679)
Current liabilities
Current portion of long-term debt	0	0
Accounts payable-inter-company	(2,155,044,013)	(1,991,427,052)
Other current liabilities	0	0
Total current liabilities	(2,155,044,013)	(1,991,427,052)
Long-term debt	0	0
Long-term payables-inter-company	(1,738,936,204)	(1,827,858,152)
Employee benefits, provisions for sundry creditors, other liabilities and deferred taxes	0	0
Total liabilities	(3,893,980,217)	(3,819,285,204)
Equity (deficit), net	1,002,685,475	1,249,513,525
Total liabilities and equity	$ (2,891,294,742)	$ (2,569,771,679)